Gain on Sale of Marketable Securities (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	May 12, 2026	Apr. 28, 2025	Mar. 05, 2025	Jun. 04, 2024	Apr. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Gain On Sale Of Marketable Securities
Sale of Stock, Number of Shares Issued in Transaction	513,752		264,112		9,735,888			9,735,888			9,735,888
Gain (Loss) on Sale of Investments				$ 114,111
Sale of Stock, Price Per Share		$ 0.001			$ 0.001	$ 18.00		$ 18.00			$ 18.00
Debt Conversion, Converted Instrument, Shares Issued		280,534
Sale of Stock, Consideration Received Per Transaction								$ 9,455			$ 9,455
Marketable Securities, Gain (Loss)							$ 114,111		$ 114,111		104,656
Marketable Securities										$ 0	$ 281
Gain on sale of marketable securities								$ 104,656